Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Net carrying amount of property, plant and equipment	$ 19,926	$ 19,456	$ 20,532
Provision for obsolescence of materials and equipment	(484)	(223)	(171)
Provision for impairment of property, plant and equipment	(357)	(497)	(2,649)
Property, plant and equipment net	$ 19,085	$ 18,736	$ 17,712